Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 77,088	$ 90,379
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,197	$ 18,715	$ 17,933
Net sales (in % of total net sales)	39.00%	38.00%	38.00%
Total of selected non-current assets	$ 37,525	$ 47,798
Selected non-current assets (in % of total selected non-current assets)	49.00%	53.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,463	$ 19,725	$ 19,713
Net sales (in % of total net sales)	40.00%	41.00%	41.00%
Total of selected non-current assets	$ 37,522	$ 40,391
Selected non-current assets (in % of total selected non-current assets)	49.00%	45.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,966	$ 10,219	$ 9,799
Net sales (in % of total net sales)	21.00%	21.00%	21.00%
Total of selected non-current assets	$ 2,041	$ 2,190
Selected non-current assets (in % of total selected non-current assets)	2.00%	2.00%